Financial Instruments and Risk Management - Additional Information (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 28, 2016 USD ($)	Oct. 10, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)	Jul. 03, 2014 USD ($)	Jul. 03, 2017 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions				80.00%
Maximum percentage for manufacturing costs of forecasted transactions				70.00%
Maximum percentage for designated hedged item of forecasted transactions				100.00%
Hedge exposure to the variability of cash flows for forecasted transactions				24 months
Cost of sales				$ (5,079,000,000)	$ (4,518,000,000)	$ (4,565,000,000)
Realized gain (loss) on reduction in operating expenses				(14,000,000)	2,000,000	65,000,000
Ineffective portion of hedge was recorded on Other income and expenses, net				0	0	0
Deferred losses on derivative instrument, net of tax				$ 45,000,000
Period of Accumulated other comprehensive income (loss)				12 months
Amount reclassified as Other Income and Expenses, net				$ 0
Fair value of assets				41,000,000	2,000,000
Fair value of liabilities				$ 1,000,000	$ 45,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total				20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer				0	0
Loss on financial instruments, net				$ (16,000,000)
Property, plant and equipment	$ 2,000,000
Goodwill	42,000,000			123,000,000	$ 116,000,000	76,000,000
Impairment charge on investments				$ 0	$ 0	$ 0
AMS [Member]
Derivative [Line Items]
Purchase consideration paid in cash	78,000,000
Acquisition-date fair value of a sales earn-out value, low	12,000,000
Acquisition-date fair value of a sales earn-out value, high	37,000,000
Property, plant and equipment	2,000,000
Goodwill	42,000,000
Technology [Member]
Derivative [Line Items]
Intangible assets	6,000,000
Technology [Member] | AMS [Member]
Derivative [Line Items]
Intangible assets	6,000,000
In-process R&D [Member]
Derivative [Line Items]
Intangible assets	40,000,000
In-process R&D [Member] | AMS [Member]
Derivative [Line Items]
Intangible assets	$ 40,000,000
Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate			2.09%	2.09%		2.40%	2.40%
Interest rate							1.00%
1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate		2.47%		2.47%		3.22%	3.22%
Interest rate							1.00%
Zero-coupon, due 2022 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate				2.70%	2.70%
0.25%, due 2024 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate				3.28%	3.28%
Interest rate				0.25%
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component							$ 878,000,000	$ 1,266,000,000
Fair Value, Inputs, Level 3 [Member] | Zero Coupon due 2019 (Tranche A) [Member]
Derivative [Line Items]
Fair value of liability component			$ 574,000,000	$ 574,000,000
Loss on financial instruments, net			$ 5,000,000	5,000,000
Fair Value, Inputs, Level 3 [Member] | 1.0% due 2021 (Tranche B) [Member]
Derivative [Line Items]
Fair value of liability component		$ 370,000,000		370,000,000
Loss on financial instruments, net		$ 11,000,000		$ 11,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable				10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cost of sales				$ (16,000,000)	$ 7,000,000	$ 105,000,000
Currency Collars [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)				14,000,000
Fair value of assets				13,000,000
Fair value of liabilities				1,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets				28,000,000
Fair value of liabilities				1,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments				$ 644,000,000	375,000,000	372,000,000
Foreign currency forward contracts maturity term				19 days
Fair value of assets				$ 4,000,000	1,000,000
Fair value of liabilities				$ 1,000,000	2,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms				3 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms				162 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments				$ 1,393,000,000	1,370,000,000	$ 1,449,000,000
Foreign currency forward contracts maturity term				113 days
Fair value of assets				$ 37,000,000	1,000,000
Fair value of liabilities					$ 43,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms				3 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms				12 months